NATURE OF BUSINESS AND BASIS OF PRESENTATION AND LIQUIDITY (Details Narrative) - USD ($)	Jul. 31, 2017	Apr. 30, 2017	Apr. 30, 2016
Accounting Policies [Abstract]
Accumulated Deficit	$ 37,181,259	$ 36,617,260	$ 37,181,259